LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2026
Debt instruments held [abstract]
Disclosure of long-term debt [Table Text Block]
	March 31,	March 31,
	2026	2025
	$	$

First mortgage payable in monthly installments of $43,764 including interest at 5% per annum. Balance fully repaid on May 15, 2025 using the proceeds from the sale of 24 Corporate Court.	-	346,747
Less current portion	-	(346,747)
Total long-term debt	-	-